12. CONVERTIBLE DEBENTURES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Accretion of discount	$ 5,926	$ 1,331
Carrying value of the convertible debentures	$ 7,757	$ 1,831